One International Place 40th Floor 100 Oliver Street
Boston, MA 02110-2605
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+1 617 275 8374 Fax www.dechert.com

ANTONIO G. FRAONE

antonio.fraone@dechert.com
+1 617 728 7141 Direct
+1 617 426 6567 Fax

March 5, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Multi-Strategy Alternatives Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 26, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7141.

Sincerely,

/s/ Antonio G. Fraone
Antonio G. Fraone